SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subordinated liabilities [Abstract]
Schedule of Movement in Subordinated Liabilities and Dated Subordinated Liabilities
The movement in subordinated liabilities during the year was as follows:

	Preference shares	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities
					Total
	£m	£m	£m	£m	£m
At 1 January 2020	902	3,225	517	12,486	17,130
Issued during the year:
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	—	—	—	275	275
2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)	—	—	—	735	735
	—	—	—	1,010	1,010
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	—	(119)	—	—	(119)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	—	(515)	—	—	(515)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	—	(111)	—	—	(111)
6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)	—	(580)	—	—	(580)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	—	(284)	—	—	(284)
6.5% Dated Subordinated Notes 2020 (€1,500 million)	—	—	—	(1,464)	(1,464)
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	—	—	—	(284)	(284)
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	—	—	—	(370)	(370)
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	—	—	—	(674)	(674)
Subordinated Floating Rate Notes 2020 (€100 million)	—	—	—	(90)	(90)
9.625% Subordinated Bonds 2023 (£300 million)	—	—	—	(239)	(239)
7.375% Dated Subordinated Notes 2020	—	—	—	(4)	(4)
	—	(1,609)	—	(3,125)	(4,734)
Foreign exchange movements	(22)	(59)	15	84	18
Other movements (cash and non-cash)	82	186	(23)	592	837
At 31 December 2020	962	1,743	509	11,047	14,261
Issued during the year:
1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)	—	—	—	500	500
3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)	—	—	—	380	380
	—	—	—	880	880
Repurchases and redemptions during the year[1]:
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)	(8)	—	—	—	(8)
6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million)	(182)	—	—	—	(182)
6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million)	(157)	—	—	—	(157)
9.25% Non-cumulative Irredeemable Preference Shares (£300 million)	(79)	—	—	—	(79)
9.75% Non-cumulative Irredeemable Preference Shares (£100 million)	(14)	—	—	—	(14)
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)	—	(156)	—	—	(156)
Series 2 (US$500 million)	—	—	(94)	—	(94)
Series 3 (US$600 million)	—	—	(121)	—	(121)
Floating Rate Primary Capital Notes (US$250 million)	—	—	(24)	—	(24)
Series 1 (US$750 million)	—	—	(96)	—	(96)
9.375% Subordinated Bonds 2021 (£500 million)	—	—	—	(200)	(200)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)	—	—	—	(145)	(145)
6% Subordinated Notes 2033 (US$750 million)	—	—	—	(141)	(141)
	(440)	(156)	(335)	(486)	(1,417)
Foreign exchange movements	15	17	—	(56)	(24)
Other movements (cash and non-cash)	(49)	57	—	(600)	(592)
At 31 December 2021	488	1,661	174	10,785	13,108
Issuances in the year generated cash inflows of £499 million (2020: £nil); the repurchases and redemptions resulted in cash outflows of £1,056 million (2020: £3,874 million). Cash payments in respect of interest on subordinated liabilities in the year amounted to £1,303 million (2020: £1,095 million).